Submission	Feb. 10, 2026
Submission [Line Items]
Central Index Key	0001818274
Registrant Name	Arrive AI Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A